Shareholder Report, Line Graph (Details) 192081_ActivePassive Intermediate Municipal Bond ETF_TF_TSR Annual {TF} - USD ($)					12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	May 02, 2023	Aug. 31, 2026
ActivePassive Intermediate Municipal Bond ETF
Account Value [Line Items]
Line Graph and Table Measure Name					ActivePassive Intermediate Municipal Bond ETF NAV
Accumulated Value	$ 10,508	$ 10,245	$ 9,806	$ 10,000	$ 10,706
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Municipal Bond Index
Accumulated Value	10,516	10,507	9,904	10,000	$ 10,949
Bloomberg Muni 1-10 Year Blend Total Return Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name					Bloomberg Muni 1-10 Year Blend Total Return Index
Accumulated Value	$ 10,702	$ 10,407	$ 9,936	$ 10,000	$ 10,950